[EVERSHEDS SUTHERLAND]

DODIE KENT
DIRECT LINE: 212-389-5080
E-mail: dodiekent@eversheds-sutherland.com

November 17, 2017

VIA EMAIL AND EDGAR

Commissioners
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549-8629

Re:    Great American Life Insurance Company
Post-Effective Amendment No.3 to Form S-1 Registration Statement
File No. 333-207914

Commissioners:

On behalf of Great American Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, a post-effective amendment to the Form S-1 Registration Statement ( “PEA3”) for certain deferred annuity contracts (the “Contracts”).

Overview of Post-Effective Amendment No. 3
The Company is filing PEA3 to reflect changes in certain features of the Index Frontier 7 annuity contract (“IF7”) and to simplify the disclosure about the IF7 annuity in the prospectus. Below is a summary of the changes in the IF7 disclosure that is included in the Index Frontier 7 Annuity Information section of the prospectus (the “IF7 Section”). The Company has also updated the other sections of the IF7 prospectus.

Additional Post-Effective Amendments
The Company anticipates that, in response to Staff comments on PEA3, it will file a post-effective amendment (“PEA4”) that incorporates changes made to the IF7 disclosure to resolve such comments. At that time, it intends to file another post-effective amendment (“PEA5”) that includes a prospectus for the Index Frontier 5 annuity (“IF5”). The IF5 annuity is identical to the IF7 annuity except for the length of the early withdrawal period, which is shorter due to the nature of the distribution channel through which it will be sold.

Due to the similarity of the annuities, the Company will be able to incorporate changes made to the IF7 disclosure to resolve Staff comments into the IF5 disclosure included in PEA5. As a result, the Company intends to request selective review of PEA5.

Requested Effective Date
The Company, if practicable, would like to be effective on or before February 14, 2018 for both IF7 and IF5. If the Company can be of any help in facilitating your review of this filing, please do not hesitate to contact me.

Summary of Changes in IF7 Disclosure
1. Indexed Strategies. The Company has re-named, supplemented and changed the indexed strategy options that will be offered with the Contracts. The table below summarizes the proposed indexed strategy options. The Company made conforming revisions throughout the IF7 Section.

	New Strategy	New Strategy	New Strategy
Name	S&P 500 Conserve	SPDR Gold Shares Conserve	iShares U.S. Real Estate Conserve
Floor/Maximum Loss	0% maximum loss	0% maximum loss	0% maximum loss
Index	S&P 500 Index	SPDR Gold Shares ETF	iShares U.S. Real Estate ETF
	New Strategy	New Strategy	New Strategy
Name	S&P 500 Growth	SPDR Gold Shares Growth	iShares U.S. Real Estate Growth
Floor/Maximum Loss	-10% maximum loss	-10% maximum loss	-10% maximum loss
Index	S&P 500 Index	SPDR Gold Shares ETF	iShares U.S. Real Estate ETF

2. Simplification. As part of an ongoing “simple” project, the Company developed a new contract form for this annuity in which it uses more plain English and presents information in a simpler manner. To reflect wording in the new contract form, the following sections were substantially revised: Annuity Payout Benefit, Death Benefit, Owner, Annuitant, and Beneficiary.

The Company made additional changes throughout the IF7 Section to reflect the wording in the new contract form. Below is a list of terms that the Company changed repeatedly in the IF7 section.

Old Term	New Term
Bailout Cap	Bailout Trigger
Cap	Maximum Gain
Floor	Maximum Loss
Income amount	Annuity Payout amount
Income Benefit	Annuity Payout Benefit
Income Start Date	Annuity Payout Initiation Date
Index Gain	Index Change or positive Index Change
Index Loss	Index Change or negative Index Change
Strategy	Crediting Strategy
transfer	reallocate or reallocation
Vested Index Gain	Vested Gain
Vested Index Loss	Vested Loss

3. Index Strategy Value and Investment Base. The Company revised discussions about the indexed strategy value and investment base to help the reader understand these values and their relationship. But the Company did not alter the manner in which it calculates the indexed strategy value or investment base.

The Company also revised the description of the effect of a withdrawal on the indexed strategy value and investment base. The new descriptions use “proportionality” to help the reader understand how a withdrawal reduces the investment base. As a result, the Company was able to explain this feature in both plain English and using a formula.

5. Examples. In the withdrawal examples (Examples A through G), the Company incorporated the new defined terms. In addition, it assumed an allocation to a Growth strategy with a 10% Maximum Loss and a 12% Maximum Gain (rather than an 8% Cap). The prior example used the Moderate Strategy, which is no longer available. To retain the character of the examples, the Company made changes in the index values in some places. Due to changes in the underlying assumptions, the values set out in the current examples differ from the values set out in the examples in prior filings.

6. Optional Rider. The Company eliminated the Income Benefit Rider (Income Defender) section and all other references to the rider in the IF7 Section. This rider will not be available after the effective date of this prospectus.

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If you have any questions regarding the Company responses, please contact the undersigned at 212-389-5080.

Sincerely,

/s/ Dodie Kent
Dodie Kent